Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Debt [Table Text Block]
	06-30-2017	12-31-2016
Japanese yen term loan	73	119
Germany term loan	307	352
Italy term loan	103	128
Total long term debt	483	599
Less current portion	(213)	(215)
Total long-term portion	270	384

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%
	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

Schedule of Derivative Instruments [Table Text Block]
	06-30-2017	12-31-2016

Investor Warrants	2,235	3,921
Total	2,235	3,921
Less current portion	-	(640)
Total long-term portion	2,235	3,281

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	At inception date	June 30, 2017	December 31, 2016
Share price at closing date	$1.95	-	$3.28
Strike price of warrants	$2.75	-	$2.75
Risk free interest rate at 5 years	1,05%	-	0%
Share price volatility	120%	-	60.2%
Dividend rates	0%	-	0%
Unit fair value	$1.55	-	$0.69
Total fair value (in thousand)	$2.17	-	$675
Total equivalent amount (in thousand €)	€1,629	-	€1,640
	At inception date	June 30, 2017	December 31, 2016
Share price at closing date	$3.96	$3.30	$3.28
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	57.4%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$0.60	$0.79
Total fair value (in thousand)	$3.525	$899	$1,179
Total equivalent amount (in thousand €)	€2,725	€788	€1,119
	At inception date	June 30, 2017	December 31, 2016
Share price at closing date	3.64	3.30	3.28
Strike price of warrants	$4.50	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%	0%
Share price volatility	60.20%	57.4%	60.20%
Dividend rates	0%	-	0%
Unit fair value	$1.09	0.50	$0.69
Total fair value (in thousand)	$3.579	$1,651	$2,279
Total equivalent amount (in thousand €)	€3,168	€1,447	€2,162

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
2017	100
2018	2,419
2019	116
2020	83
Total	2,718